                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6537

            Van Kampen Trust For Investment Grade New York Municipals
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/08

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE NEW YORK MUNICIPALS
PORTFOLIO OF INVESTMENTS - JANUARY 31, 2008 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                           COUPON       MATURITY         VALUE
------------------------ --------------------------------------------------------------------------------
            MUNICIPAL BONDS  192.6%
            NEW YORK  180.1%
$     1,750 Albany, NY Indl Dev Agy Civic Fac
               Rev Saint Peters Hosp Proj Ser
               A ...........................................       5.250%      11/15/32      $  1,699,093
      1,000 Albany, NY Indl Dev Agy
               Civic Fac Rev Saint Peters
               Hosp Proj Ser D .............................       5.750       11/15/27         1,033,550
      1,000 Amherst, NY Indl Dev Agy Civic
               Fac Rev UBF Fac Student Hsg
               Ser A (AMBAC Insd) ..........................       5.750       08/01/25         1,066,770
      1,000 Amherst, NY Indl Dev Agy Civic
               Fac Rev UBF Fac Student Hsg
               Ser B (AMBAC Insd) ..........................       5.750       08/01/30         1,066,770
        990 Dutchess Cnty, NY Indl Dev Agy
               Civic Fac Rev Elant Fishkill Inc
               Ser A .......................................       5.250       01/01/37           873,833
      2,400 East Rochester, NY Hsg Auth
               Rev Sr Living Woodland Vlg
               Proj Rfdg ...................................       5.500       08/01/33         2,214,936
      1,250 Erie Cnty, NY Indl Dev Agy Sch
               Fac Rev City of Buffalo Proj
               (FSA Insd) ..................................       5.750       05/01/23         1,364,225
      1,000 Erie Cnty, NY Pub Impt Ser C
               (AMBAC Insd) (Prerefunded @
               7/01/10) ....................................       5.500       07/01/29         1,085,110
      1,000 Essex Cnty, NY Indl Dev Agy Rev
               Intl Paper Rfdg Ser A (AMT) .................       5.200       12/01/23           952,530
      7,000 Haverstraw Stony Point NY Cent
               Sch Dist (FSA Insd) (a) .....................       4.500       10/15/33         7,321,877
     10,000 Haverstraw Stony Point NY Cent
               Sch Dist (FSA Insd) (a) .....................       4.500       10/15/34        10,459,824


      1,500 Hempstead Town, NY Indl Dev
               Agy Civic Fac Rev Adelphi Univ
               Civic Fac ...................................       5.000       10/01/30         1,527,135
      2,000 Islip, NY Res Recovery Agy Rev
               1985 Fac Ser B (AMBAC Insd)
               (AMT) .......................................       7.250       07/01/11         2,276,800
     17,500 Liberty, NY Dev Corp Rev
               Goldman Sachs Headquarters
               (a) .........................................       5.250       10/01/35        18,407,638
      6,620 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser A (FGIC
               Insd) .......................................       5.000       12/01/25         6,757,961
      1,000 Long Island Pwr Auth NY Elec
               Sys Rev Gen Ser B ...........................       5.000       12/01/35         1,027,720
        750 Madison Cnty, NY Indl Dev Agy
               Civic Fac Rev Oneida Hlth Sys
               Inc Proj ....................................       5.500       02/01/32           741,630
      1,000 Madison Cnty, NY Indl Dev Agy
               Morrisville St College Fndtn Ser
               A (CIFG Insd) ...............................       5.000       06/01/28         1,023,540
      4,000 Metropolitan Trans Auth NY Rev
               Rfdg Ser A (AMBAC Insd) .....................       5.500       11/15/19         4,383,880
      5,000 Metropolitan Trans Auth NY Rev
               Trans Ser A .................................       5.000       11/15/31         5,122,900
      3,300 Metropolitan Trans Auth NY Rev
               Trans Ser A (AMBAC Insd) ....................       5.000       11/15/33         3,384,282
      4,000 Metropolitan Trans Auth NY Svc
               Contract Rfdg Ser A .........................       5.125       01/01/29         4,146,640
      1,500 Montgomery Cnty, NY Indl Dev
               Agy Lease Rev HFM Boces Ser
               A (XLCA Insd) ...............................       5.000       07/01/34         1,518,810
      8,000 Nassau Cnty, NY Indl Dev Agy
               Continuing Care Retirement
               Amsterdam at Harborside Ser
               A ...........................................       6.700       01/01/43         8,156,000
      3,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3 ................................       5.000       06/01/35         2,860,230
      5,000 Nassau Cnty, NY Tob Settlement
               Corp Ser A-3 ................................       5.125       06/01/46         4,785,800

      2,330 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser C
               (AMT) (b) ...................................       4.800       05/01/37         2,209,609
      4,000 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser J-1 ................       4.850       05/01/36         3,990,560
      2,500 New York City Hsg Dev Corp
               Multi-Family Hsg Rev Ser L
               (AMT) .......................................       5.050       11/01/39         2,457,075
      1,110 New York City Indl Dev Agy
               Brooklyn Navy Yard (AMT) ....................       5.650       10/01/28         1,065,500
     10,000 New York City Indl Dev Agy Civic
               Fac Rev Polytechnic Univ Proj
               (ACA Insd) (a) ..............................       5.250       11/01/37         8,898,625
      3,750 New York City Indl Dev Agy Rev
               Liberty 7 World Trade Ctr Proj
               Ser B .......................................       6.750       03/01/15         3,913,613
      3,375 New York City Indl Dev Agy Rev
               Liberty Iac/Interactive Corp ................       5.000       09/01/35         3,069,630
      3,710 New York City Indl Dev Agy Spl
               Fac Rev Term One Group Assn
               Proj (AMT) (a) ..............................       5.500       01/01/19         3,940,651
      3,000 New York City Indl Dev Agy Spl
               Fac Rev Term One Group Assn
               Proj (AMT) (a) ..............................       5.500       01/01/20         3,186,510
      5,750 New York City Indl Dev Agy Spl
               Fac Rev Term One Group Assn
               Proj (AMT) (a) ..............................       5.500       01/01/21         6,107,477
      1,450 New York City Indl Dev Civic Fac
               Rev YMCA Gtr NY Proj ........................       5.800       08/01/16         1,514,684
      2,000 New York City Muni Wtr Fin Auth
               Wtr & Swr Sys Rev Ser B (FSA
               Insd) .......................................       5.000       06/15/29         2,056,940
      7,700 New York City Muni Wtr Fin Auth
               Wtr & Swr Sys Rev Ser B .....................       5.000       06/15/36         7,941,087


      4,835 New York City Muni Wtr Fin Auth
               Wtr & Swr Sys Rev Ser C
               (MBIA Insd) .................................       5.000       06/15/28         5,035,798
      2,650 New York City Muni Wtr Fin Ser B ...............       6.000       06/15/33         2,875,356
      2,000 New York City Ser G ............................       5.000       12/01/25         2,091,420
      2,115 New York City Ser G ............................       5.000       12/01/26         2,180,882
      3,500 New York City Ser J ............................       5.000       03/01/24         3,640,525
      8,750 New York City Transitional
               Cultural Res Rev Amern
               Museum Nat History Rfdg Ser A
               (MBIA Insd) .................................       5.000       07/01/44         8,954,400
      2,230 New York City Transitional Fin
               Auth Rev Future Tax Secd Ser
               C (AMBAC Insd) ..............................       5.250       08/01/21         2,405,144
      3,750 New York Cnty Tob Tr IV
               Settlement Pass Thru Ser A ..................       5.000       06/01/45         3,515,625
         10 New York, NY Ser K (Prerefunded
               @ 8/01/09) ..................................       5.625       08/01/13            10,625
      1,000 New York St Dorm Auth Lease
               Rev Master Boces Pgm Ser A
               (FSA Insd) ..................................       5.250       08/15/17         1,082,510
      5,200 New York St Dorm Auth Rev
               Catholic Hlth L.I. Oblig Group ..............       5.000       07/01/27         5,196,568
      2,750 New York St Dorm Auth Rev
               Catholic Hlth L.I. Oblig Group ..............       5.100       07/01/34         2,700,940
      3,500 New York St Dorm Auth Rev City
               Univ Cons Third Ser 1 (FGIC
               Insd) .......................................       5.250       07/01/25         3,593,030
      3,125 New York St Dorm Auth Rev City
               Univ Sys Cons Ser A .........................       5.625       07/01/16         3,550,750
      2,500 New York St Dorm Auth Rev Cons
               City Univ Sys Second Gen Ser
               A ...........................................       5.750       07/01/13         2,745,900
      1,670 New York St Dorm Auth Rev Dept
               Ed (b) ......................................       5.250       07/01/19         1,813,620
      2,500 New York St Dorm Auth Rev Dept
               Hlth Ser A (CIFG Insd) ......................       5.000       07/01/25         2,599,575


      2,355 New York St Dorm Auth Rev
               Grace Manor Hlthcare Fac
               (SONYMA Insd) ...............................       6.150       07/01/18         2,377,843
      3,800 New York St Dorm Auth Rev Hosp
               (MBIA Insd) .................................       5.000       08/01/33         3,885,652
      2,340 New York St Dorm Auth Rev Insd
               Brooklyn Law Sch Ser B (XLCA
               Insd) .......................................       5.375       07/01/23         2,511,709
      1,000 New York St Dorm Auth Rev Insd
               John T Mather Mem Hosp Rfdg
               (Connie Lee Insd) ...........................       6.500       07/01/10         1,095,060
      1,720 New York St Dorm Auth Rev Insd
               John T Mather Mem Hosp Rfdg
               (Connie Lee Insd) (b) .......................       6.500       07/01/11         1,939,403
      3,500 New York St Dorm Auth Rev Mtg
               Montefiore Hosp (FGIC Insd) .................       5.000       08/01/29         3,603,040
      9,000 New York St Dorm Auth Rev Mtg
               Montefiore Hosp (FGIC Insd) .................       5.000       08/01/33         9,216,090
      2,000 New York St Dorm Auth Rev Non
               St Supported Debt Insd
               Providence Rest (ACA Insd) ..................       5.000       07/01/35         1,686,520
      2,525 New York St Dorm Auth Rev Non
               St Supported Debt Insd
               Providence Rest (ACA Insd) ..................       5.125       07/01/30         2,216,445
      4,000 New York St Dorm Auth Rev Non
               St Supported Debt L.I. Jewish
               Ser A (a) ...................................       5.000       11/01/26         4,062,040
      4,000 New York St Dorm Auth Rev Non
               St Supported Debt L.I. Jewish
               Ser A (a) ...................................       5.000       11/01/34         4,062,040
      3,500 New York St Dorm Auth Rev Non
               St Supported Debt NYU Hosp
               Ctr Ser A ...................................       5.000       07/01/20         3,496,640
      5,000 New York St Dorm Auth Rev Non
               St Supported Debt NYU Hosp
               Ctr Ser A ...................................       5.000       07/01/36         4,536,100
      4,995 New York St Dorm Auth Rev Non
               St Supported Debt Saint Lukes
               Roosevelt Hosp (FHA Gtd) ....................       4.800       08/15/25         5,131,264


      3,000 New York St Dorm Auth Rev Secd
               Hosp North Gen Hosp Rfdg ....................       5.750       02/15/18         3,310,770
      1,455 New York St Dorm Auth Rev St
               Supported Debt Mental Hlth Svc
               Ser B (MBIA Insd) ...........................       5.250       08/15/31         1,505,940
      1,000 New York St Dorm Auth Rev St
               Univ Ed Fac 1989 Res (MBIA
               Insd) (Prerefunded @ 5/15/10) ...............       6.000       05/15/15         1,092,310
      3,600 New York St Dorm Auth Rev St
               Univ Ed Fac Ser A (MBIA Insd) ...............       5.250       05/15/15         4,021,920
      5,010 New York St Dorm Auth Rev St
               Univ Ed Fac Ser B ...........................       5.250       05/15/19         5,614,306
        300 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr
               Revolving Fd Ser A (POL
               CTL-SRF Insd) (c) ...........................       5.750       06/15/12           339,297
        500 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr Ser
               02 (POL CTL-SRF Insd) (c) ...................       5.750       06/15/12           565,495
         95 New York St Environmental Fac
               Corp Pollutn Ctl Rev St Wtr Ser
               02 (POL CTL-SRF Insd) .......................       5.750       06/15/12           107,239
      3,695 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Muni Wtr Proj Ser
               B (b) .......................................       5.000       06/15/21         3,910,049
      1,000 New York St Environmental Fac
               Corp St Clean Wtr & Drinking
               Revolving Fd Muni Wtr Proj Ser
               B ...........................................       5.250       06/15/20         1,086,180
      2,500 New York St Hsg Fin Agy Rev
               Affordable Hsg Ser B (AMT) ..................       5.300       11/01/37         2,563,900
        970 New York St Hsg Fin Agy Rev
               Newburgh Interfaith Hsg Ser
               A (b) .......................................       7.050       11/01/12           989,730
      7,000 New York St Loc Govt Assistance
               Corp Rfdg Ser E .............................       6.000       04/01/14         7,927,430
        890 New York St Mtg Agy Rev
               Homeowner Mtg Ser 71 (AMT) ..................       5.400       04/01/29           901,890
      7,280 New York St Mtg Agy Rev
               Homeowner Mtg Ser 79 (AMT) ..................       5.300       04/01/29         7,406,162
      1,860 New York St Mtg Agy Rev
               Homeowner Mtg Ser 101
               (AMT) .......................................       5.400       04/01/32         1,876,442

      2,140 New York St Mtg Agy Rev
               Homeowner Mtg Ser 130
               (AMT) .......................................       4.800       10/01/37         2,025,660
      5,000 New York St Mtg Agy Rev
               Homeowner Mtg Ser 143
               (AMT) .......................................       4.850       10/01/27         4,893,000
      1,555 New York St Mtg Agy Rev
               Homeowner Mtg Ser 145
               (AMT) .......................................       5.050       10/01/29         1,555,451
      1,625 New York St Urban Dev Corp Rev
               Correctional Fac Rfdg .......................       5.500       01/01/13         1,764,230
      4,650 New York St Urban Dev Corp Rev
               Correctional Fac Rfdg Ser A .................       5.500       01/01/14         5,118,209
      3,570 Niagara Falls, NY Frontier Auth
               Trans Arpt Rev Buffalo Niagara
               Intl Arpt Ser A (MBIA Insd)
               (AMT) .......................................       5.625       04/01/29         3,660,892
      1,060 Niagara Falls, NY Wtr Treatment
               Plant (MBIA Insd) (AMT) .....................       7.250       11/01/10         1,193,613
      5,000 Port Auth NY & NJ Cons Ser 132 .................       5.000       09/01/26         5,194,950
     35,000 Port Auth NY & NJ Cons Ser
               144 (a) .....................................       5.000       10/01/35        36,153,424
      2,500 Port Auth NY & NJ Spl Oblig Rev
               Spl Proj JFK Intl Arpt Terml 6
               (MBIA Insd) (AMT) ...........................       5.750       12/01/25         2,503,425
      8,105 Rensselaer, NY City Sch Dist Ctf
               Partn (XLCA Insd) ...........................       5.000       06/01/26         8,369,304
      1,000 Rockland Cnty, NY Solid Waste
               Mgmt Auth Ser B (AMBAC
               Insd) (AMT) .................................       5.125       12/15/28         1,019,990
      1,000 Saratoga Cnty, NY Indl Dev Agy
               Civic Fac Rev Saratoga Hosp
               Proj Ser B ..................................       5.125       12/01/27         1,000,690


        650 Saratoga Cnty, NY Indl Dev Agy
               Civic Fac Rev Saratoga Hosp
               Proj Ser B ..................................       5.250       12/01/32           647,719
      1,250 Sodus, NY Ctr Sch Dist Rfdg
               (FGIC Insd) (b) .............................       5.125       06/15/17         1,353,563
      2,210 Suffolk Cnty, NY Indl Dev Agy
               Civic Fac Rev Eastrn Long
               Island Hosp Assn (d) ........................       5.375       01/01/27         2,009,597
      1,000 Tobacco Settlement Fin Corp NY
               Ser B .......................................       5.500       06/01/22         1,078,060
      1,815 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser A ..........................       5.000       01/01/32         1,853,387
      6,945 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser A ..........................       5.250       01/01/18         7,469,000
      1,600 Triborough Brdg & Tunl Auth NY
               Rev Gen Purp Ser B ..........................       5.125       11/15/29         1,682,208
      5,000 Triborough Brdg & Tunl Auth NY
               Rev Gen Ser A ...............................       5.000       11/15/31         5,221,950
      2,000 Triborough Brdg & Tunl Auth NY
               Rev Rfdg Ser E (MBIA Insd) ..................       5.000       11/15/32         2,033,900
     12,000 Tsasc, Inc NY Ser 1 ............................       5.000       06/01/34        11,450,280
      8,750 Tsasc, Inc NY Ser 1 ............................       5.125       06/01/42         8,436,050
      1,360 Warren & Washington Cnty, NY
               Indl Dev Agy Civic Fac Rev
               Glens Falls Hosp Proj Ser A
               (FSA Insd) ..................................       5.000       12/01/35         1,390,614
      5,000 Westchester Cnty, NY Indl Dev
               Agy Continuing Care Retirement
               Mtg Kendal on Hudson Proj Ser A
               (Prerefunded @ 1/01/13) .....................       6.500       01/01/34         5,793,050
      7,000 Westchester Tob Asset Sec Corp
               NY ..........................................       5.125       06/01/45         6,702,570
      4,500 Yonkers, NY Indl Dev Agy Civic
               Fac Rev Cmnty Dev Ppty
               Yonkers Inc Ser A (Prerefunded
               @ 2/01/11) (e) ..............................       6.625       02/01/26         5,049,675
                                                                                            -------------
                                                                                              429,267,480
                                                                                            -------------


            GUAM  0.8%
      2,000 Guam Govt Ser A ................................       5.250       11/15/37         1,883,780
                                                                                            -------------
            PUERTO RICO  8.6%
      8,000 Puerto Rico Comwlth Hwy &
               Trans Auth Hwy Rev Rfdg Ser Y
               (FSA Insd) ..................................       6.250       07/01/21         9,733,280
      1,805 Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (a) ..............................       5.000       07/01/32         1,797,069
      4,060 Puerto Rico Elec Pwr Auth Pwr
               Rev Ser TT (a) ..............................       5.000       07/01/37         4,042,162
      5,000 Puerto Rico Pub Bldg Auth Rev
               Govt Fac Ser I (Comwlth Gtd) ................       5.250       07/01/33         4,975,450
                                                                                            -------------
                                                                                               20,547,961
                                                                                            -------------
            U.S. VIRGIN ISLANDS  3.1%
      3,000 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A
               (ACA Insd) (Prerefunded @
               10/01/10) ...................................       6.125       10/01/29         3,302,310
      1,500 Virgin Islands Pub Fin Auth Rev
               Gross Rcpt Taxes Ln Nt Ser A ................       6.375       10/01/19         1,612,335

      2,500 Virgin Islands Wtr & Pwr Auth
               Elec Sys Rev Ser A ..........................       5.000       07/01/31         2,435,950
                                                                                            -------------
                                                                                                7,350,595
                                                                                            -------------
 TOTAL LONG-TERM INVESTMENTS  192.6%
     (Cost $449,325,182)...............................................................       459,049,816

SHORT-TERM INVESTMENT  0.1%
  (Cost $200,000)......................................................................           200,000
                                                                                            -------------
TOTAL INVESTMENTS  192.7%
  (Cost $449,525,182)..................................................................       459,249,816

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (33.4%)
  (Cost ($79,580,000))
(79,580)  Notes with interest rates ranging from  2.25% to 2.37% at January 31,
          2008 and contractual maturities of collateral ranging from
          2019 to 2037 (f)  ...........................................................       (79,580,000)
                                                                                            -------------

TOTAL NET INVESTMENTS  159.3%
   (Cost $369,945,182) ................................................................       379,669,816

OTHER ASSETS IN EXCESS OF LIABILITIES  1.6%............................................         3,813,929

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS) (60.9%).............................      (145,141,241)
                                                                                            -------------
NET ASSETS APPLICABLE TO COMMON SHARES 100.0%..........................................     $ 238,342,504
                                                                                            =============

Percentages are calculated as a percentage of net assets applicable to common shares.
(a) Underlying security related to Inverse Floaters entered into by the Trust.
(b) The Trust owns 100% of the outstanding bond issuance.
(c) Escrowed to Maturity
(d) 144A-Private Placement security which is exempt from registration under Rule 144A of the
    Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(e) All or a portion of this security has been physically segregated in connection with open futures contracts.
(f) Floating Rate Notes. The interest rates shown reflect the rates in effect at January 31, 2008.

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Comwlth - Commonwealth of Puerto Rico
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FSA - Financial Security Assurance Inc.
MBIA - Municipal Bond Investors Assurance Corp.
POL CTL-SRF - State Water Pollution Control Revolving Fund
SONYMA - State of New York Mortgage Agency
XLCA - XL Capital Assurance Inc.


FUTURES CONTRACTS OUTSTANDING AS OF JANUARY 31, 2008:

                                                                                             UNREALIZED
                                                                                            APPRECIATION/
                                                                       CONTRACTS            DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, March 2008 (Current Notional
   Value of $119,313 per contract) ..............................            360           $     (684,862)
                                                                      ----------           --------------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Investment Grade New York Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: March 20, 2008